Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Service fee to JYBD	¥ 12,500
Due from Related Parties, Current	7,075	¥ 0		$ 1,110
Due to Related Parties, Current	179,859	172,779		$ 28,224
Revenue from Related Parties	¥ 0	10,333	¥ 2,235
JYBD [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An affiliate of the Group
Service fee to JYBD	¥ 12,500	0	0
Due from Related Parties, Current	¥ 7,075
Revenue from Related Parties		9,434
Euclidean [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by management founder of an affiliate of the Group
Due to Related Parties, Current	¥ 7,970	8,156
Sigma [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by management founder of an affiliate of the Group
Due to Related Parties, Current	¥ 7,970	8,156
Plus [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An affiliate of the Group
Due to Related Parties, Current	¥ 0	771
Yinghuo [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity over which management has a significant influence
Revenue from Related Parties			¥ 2,235
Horgos [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity over which management has a significant influence
Revenue from Related Parties		899
Champion [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An affiliate of the Group
Dai WJ Holding limited (DWJ) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a management shareholder of the Group
Due to Related Parties, Current	¥ 80,501	61,726
Capital Champion Holdings Limited (Capital)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current	¥ 27,378	0
DWJ Partners Limited (DWJ Partners)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a management shareholder of the Group
Due to Related Parties, Current	¥ 1,847	0
Liu XF Holdings Limited (LXF) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current	¥ 15,939	16,414
Tang TG Holdings Limited (TTG) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current	¥ 25,503	0
Luo P Holdings Limited (LP) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Geng XF Holding Limited (GXF)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current	¥ 12,751	0
SVF Bumble (Cayman) Limited (SVF) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A shareholder of Champion
Others [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Executives of the Group
Due to Related Parties, Current	¥ 0	¥ 77,556